Fair Value of Financial Instruments - Summary of Financial Assets And Liabilities Carrying Values By Category And Fair Values (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying value as per statement of financial position	€ 1,727	€ 1,313	€ 760
Level 1 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	276,748	207,240	273,820
Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	911	568	555
Fair value	213,669	199,084	180,359
Level 3 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	3,229	3,229	3,407
Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying value as per statement of financial position	277,658	207,808	274,375
Carrying value of Assets at fair value through profit and loss	276,748	207,240	273,820
Carrying value loans and receivables	911	568	555
Financial liabilities	216,898	202,313	183,766
Aggregate nominal amount	216,898	202,313	183,766
Loans | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	307	259	219
Loans | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying value as per statement of financial position	307	259	219
Carrying value loans and receivables	307	259	219
Deposits and guarantees | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	396	284	274
Deposits and guarantees | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying value as per statement of financial position	396	284	274
Carrying value loans and receivables	396	284	274
Trade receivables | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	207	25	61
Trade receivables | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying value as per statement of financial position	207	25	61
Carrying value loans and receivables	207	25	61
Cash and cash equivalents | Level 1 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	276,748	207,240	273,820
Cash and cash equivalents | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying value as per statement of financial position	276,748	207,240	273,820
Carrying value of Assets at fair value through profit and loss	276,748	207,240	273,820
Conditional Advances | Level 3 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	3,229	3,229	3,407
Conditional Advances | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Financial liabilities	3,229	3,229	3,407
Aggregate nominal amount	3,229	3,229	3,407
Convertible Loans | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	165,454	160,489	155,868
Convertible Loans | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Financial liabilities	165,454	160,489	155,868
Aggregate nominal amount	165,454	160,489	155,868
Bank Loans | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	2,645	3,964	3,488
Bank Loans | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Financial liabilities	2,645	3,964	3,488
Aggregate nominal amount	2,645	3,964	3,488
Obligations under finance leases | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	12,281	1,900	1,890
Obligations under finance leases | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Financial liabilities	12,281	1,900	1,890
Aggregate nominal amount	12,281	1,900	1,890
Accrued Interests | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	1	3	3
Accrued Interests | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Financial liabilities	1	3	3
Aggregate nominal amount	1	3	3
Other Financial Loans and Borrowings | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	7	7	24
Other Financial Loans and Borrowings | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Financial liabilities	7	7	24
Aggregate nominal amount	7	7	24
Trade payables | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	32,753	32,649	19,053
Trade payables | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Financial liabilities	32,753	32,649	19,053
Aggregate nominal amount	32,753	32,649	19,053
Other payables | Level 2 | Fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value	527	71	34
Other payables | Gross
Disclosure Of Detailed Information About Borrowings [Line Items]
Financial liabilities	527	71	34
Aggregate nominal amount	€ 527	€ 71	€ 34